Acquisitions and Dispositions (Acquisitions) (Details) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Nov. 20, 2017 USD ($)	Sep. 16, 2016 USD ($)	Jul. 01, 2016 USD ($)	Jan. 11, 2016 USD ($) subsidiary	Feb. 23, 2018 USD ($) employee	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares
Business Acquisition [Line Items]
Goodwill						$ 968	$ 959	$ 324
Acquisitions of businesses, net of cash acquired						4	911	0
Purchase price adjustment						4
Advance from credit agreement						0	700	0
Revenue							5,129	6,599
Net income (loss) attributable to KBR							$ (23)	$ 248
Diluted earnings per share (in usd per share) | $ / shares							$ (0.16)	$ 1.72
Release of escrow						4
Payments for (Proceeds from) Other Investing Activities						2	$ 0	$ 0
Sigma Bravo Pty Ltd
Business Acquisition [Line Items]
Percentage of voting interests acquired (percentage)	100.00%
Purchase price	$ 9
Goodwill	$ 1
KTS
Business Acquisition [Line Items]
Percentage of voting interests acquired (percentage)		100.00%
Goodwill		$ 131
Reason for business combination		HTSI provides an array of mission-critical services and customized solutions throughout the world, primarily to U.S. government agencies. This acquisition provides KBR with complete life-cycle service capabilities, including high-end technical engineering and mission support, cyber security and logistics and equipment maintenance within our GS business segment.
Consideration paid		$ 300
Working capital adjustments		20
Acquisitions of businesses, net of cash acquired		$ 280
Goodwill, expected tax deductible amount						117
Purchase price adjustment						3
Wyle
Business Acquisition [Line Items]
Percentage of voting interests acquired (percentage)			100.00%
Goodwill			$ 483
Reason for business combination			Wyle delivers an array of custom solutions for customers in the U.S. Department of Defense, NASA and other federal agencies. Wyle's expertise includes systems and sustainment engineering, program and acquisition management, life science research, space medical operations, information technology and the testing and evaluation of aircraft, advanced systems and networks. The acquisition combines KBR's strengths in international, large-scale government logistics and support operations with Wyle's specialized technical services, largely focused in the contiguous U.S.
Consideration paid			$ 600
Acquisitions of businesses, net of cash acquired			623
Goodwill, expected tax deductible amount						107
Purchase price adjustment						1
Other payments to acquire businesses			23
Total cash paid via funding			$ 400
Chematur Subsidiaries
Business Acquisition [Line Items]
Percentage of voting interests acquired (percentage)				100.00%
Goodwill				$ 24
Consideration paid				25
Acquisitions of businesses, net of cash acquired				$ 23
Goodwill, expected tax deductible amount						0
Number of businesses acquired | subsidiary				3
Cash acquired from acquisition				$ 2
Escrow deposit				$ 5
Payments for (Proceeds from) Other Investing Activities						(2)
Connell Chemical Industry LLC
Business Acquisition [Line Items]
Release of escrow						$ 1
Scenario, Forecast | Subsequent Event [Member] | Stinger Ghaffarian Technologies [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired (percentage)					100.00%
Purchase price					$ 355
Entity Number of Employees | employee					2,500